PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Inventory of finished goods	$ 101,000		$ 107,000	$ 438,790
Inventory of work in progress	250,000		101,000	194,880
Inventory of raw materials	36,000		38,000	48,702
Accounts receivable, allowance for doubtful accounts	3,236		0	0
Advertising	94,000	30,000	269,000	23,000
Freight costs			33,000	65,000
Shipping and handling expenses	$ 77,000	$ 17,000
Number of patents issued	32		32
Maximum [Member]
Concentration Risk [Line Items]
Amortization Period	12 years
Minimum [Member]
Concentration Risk [Line Items]
Amortization Period	3 years
Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.00%		66.00%	10.00%
Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	67.00%	62.00%	81.00%